Submission	Oct. 26, 2026
Submission [Line Items]
Central Index Key	0001671502
Registrant Name	Quoin Pharmaceuticals Ltd.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES